Income Taxes - Deferred Tax Assets and Valuation Allowance, Taxes Receivable and Payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes receivable and payable
Valuation allowance - current period activities	$ 3,492	$ 106	$ (455)
NOLs untilized	593
Deferred tax liability		19
Deferred tax asset	3,269
Net deferred tax asset	3,500	3,800
Valuation allowance	242	$ 3,812
Current taxes payable	13
Current taxes receivable	1
Federal Tax Authority
Taxes receivable and payable
Operating loss carryforwards	2,100
State and Local Jurisdiction
Taxes receivable and payable
Operating loss carryforwards	360
Foreign Tax Authority
Taxes receivable and payable
Operating loss carryforwards	$ 105